CONSOLIDATED STATEMENTS OF OPERATIONS	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2010 Series A Preferred Stock CNY	Dec. 31, 2010 Series B Preferred Stock CNY	Dec. 31, 2012 Related Party [Member] USD ($)	Dec. 31, 2012 Related Party [Member] CNY	Dec. 31, 2011 Related Party [Member] CNY	Dec. 31, 2010 Related Party [Member] CNY	Dec. 31, 2012 Third Party [Member] USD ($)	Dec. 31, 2012 Third Party [Member] CNY	Dec. 31, 2011 Third Party [Member] CNY	Dec. 31, 2010 Third Party [Member] CNY	Dec. 31, 2012 Forward Contracts [Member] USD ($)	Dec. 31, 2012 Forward Contracts [Member] CNY	Dec. 31, 2011 Forward Contracts [Member] CNY	Dec. 31, 2010 Forward Contracts [Member] CNY	Dec. 31, 2012 Embedded Derivatives [Member] USD ($)	Dec. 31, 2012 Embedded Derivatives [Member] CNY	Dec. 31, 2011 Embedded Derivatives [Member] CNY	Dec. 31, 2010 Embedded Derivatives [Member] CNY	Dec. 31, 2012 Convertible Senior Notes and Capped Call Options [Member] USD ($)	Dec. 31, 2012 Convertible Senior Notes and Capped Call Options [Member] CNY	Dec. 31, 2011 Convertible Senior Notes and Capped Call Options [Member] CNY	Dec. 31, 2010 Convertible Senior Notes and Capped Call Options [Member] CNY
Revenues	$ 769,613,401	4,794,768,449	7,384,951,444	4,654,854,723			$ 32,319,807	201,355,631	32,587,949		$ 737,293,594	4,593,412,818	7,352,363,495	4,654,854,723
Cost of revenues	(732,336,774)	(4,562,531,334)	(6,235,100,290)	(3,297,468,914)
Gross profit	37,276,627	232,237,115	1,149,851,154	1,357,385,809
Operating expenses:
Selling and marketing	(55,120,643)	(343,407,116)	(338,381,885)	(169,822,118)
General and administrative	(122,117,984)	(760,807,250)	(419,291,812)	(160,649,128)
Research and development	(11,068,878)	(68,960,214)	(29,992,990)	(31,616,200)
Impairment of long-lived assets	(10,509,671)	(65,476,299)		(5,376,071)
Provision for advance to suppliers	(36,447,800)	(227,073,440)	(652,937)
Goodwill impairment			(45,645,832)
Total operating expenses	(235,264,976)	(1,465,724,319)	(833,965,456)	(367,463,517)
Income/(loss) from operations	(197,988,349)	(1,233,487,204)	315,885,698	989,922,292
Interest expenses, net	(35,588,483)	(221,719,806)	(182,502,237)	(64,268,374)
Convertible senior notes issuance costs			(30,154,071)
Subsidy income	6,565,322	40,902,610	25,553,802	15,696,641
Investment gain				60,058
Exchange loss	(5,854,271)	(36,472,691)	(138,994,253)	(10,143,414)
Other (expenses)/income , net	684,343	4,263,521	28,257,089	(1,357,861)
Change in fair value															(1,451,514)	(9,043,079)	36,604,889	98,039,341				54,938	(15,595,372)	(97,160,726)	299,747,707
Income/(loss) before income taxes	(249,228,323)	(1,552,717,375)	354,398,624	1,028,003,621
Income tax (expense)/benefit	1,431,381	8,917,648	(81,072,742)	(146,130,394)
Equity in losses of affiliated companies	(2,615)	(16,291)
Net income/(loss)	(247,799,557)	(1,543,816,018)	273,325,882	881,873,227
Add: Net loss attributable to the non-controlling interests	223,744	1,393,950	16,937
Net income/(loss) attributable to JinkoSolar Holding Co., Ltd.	(247,575,813)	(1,542,422,068)	273,342,819	881,873,227
Redeemable Convertible Preferred Shares accretion					(13,433,242)	(17,479,734)
Deemed dividend to a preferred shareholder
Allocation to preferred shareholders				(15,156,606)
Net income/(loss) attributable to JinkoSolar Holding Co., Ltd.'s ordinary shareholders	$ (247,575,813)	(1,542,422,068)	273,342,819	835,803,645
Net income/(loss) attributable to JinkoSolar Holding Co., Ltd.'s ordinary shareholders per share:
Basic	$ (2.79)	(17.38)	2.91	11.16
Diluted	$ (2.79)	(17.38)	(1.23)	10.92
Net income/(loss) attributable to JinkoSolar Holding Co., Ltd.'s ordinary shareholders per ADS:
Basic	$ (11.16)	(69.52)	11.64	44.64
Diluted	$ (11.16)	(69.52)	(4.92)	43.69
Weighted average ordinary shares outstanding:
Basic	88,752,706	88,752,706	93,966,535	74,896,543
Diluted	88,752,706	88,752,706	102,686,971	80,748,080